Consolidated Statements of Stockholders (Deficiency) - USD ($)	9 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Jun. 30, 2019	Jun. 30, 2018
Series K Preferred Stock [Member]
Balance
Balance, shares
Issuance of common stock in satisfaction of officer's compensation
Issuance of common stock in satisfaction of officer's compensation, shares
Issuance of common stock to consultant in satisfaction of consulting fees
Issuance of common stock to consultant in satisfaction of consulting fees, shares
Common stock for services
Issuance of Series L preferred stock in satisfaction of compensation due for consulting fees
Issuance of Series L preferred stock in satisfaction of compensation due for consulting fees, shares
Issuance of Series K preferred stock in satisfaction of services rendered as an officer
Issuance of Series K preferred stock in satisfaction of services rendered as an officer, shares	3
Net loss
Balance
Balance, shares	3
Series L Preferred Stock [Member]
Balance
Balance, shares
Issuance of common stock in satisfaction of officer's compensation
Issuance of common stock in satisfaction of officer's compensation, shares
Issuance of common stock to consultant in satisfaction of consulting fees
Issuance of common stock to consultant in satisfaction of consulting fees, shares
Common stock for services
Issuance of Series L preferred stock in satisfaction of compensation due for consulting fees
Issuance of Series L preferred stock in satisfaction of compensation due for consulting fees, shares	10
Issuance of Series K preferred stock in satisfaction of services rendered as an officer
Issuance of Series K preferred stock in satisfaction of services rendered as an officer, shares
Net loss
Balance
Balance, shares	10
Common Stock [Member]
Balance	$ 1,218,929	$ 1,218,929	$ 1,218,929	$ 1,028,929
Balance, shares	12,189,293,609	12,189,293,609	12,189,293,609	10,289,293,609
Issuance of common stock in satisfaction of officer's compensation				$ 90,000
Issuance of common stock in satisfaction of officer's compensation, shares				900,000,000
Issuance of common stock to consultant in satisfaction of consulting fees				$ 100,000
Issuance of common stock to consultant in satisfaction of consulting fees, shares				1,000,000,000
Common stock for services
Issuance of Series L preferred stock in satisfaction of compensation due for consulting fees
Issuance of Series K preferred stock in satisfaction of services rendered as an officer
Net loss
Balance	$ 1,218,929		$ 1,218,929	$ 1,218,929
Balance, shares	12,189,293,609		12,189,293,609	12,189,293,609
Common Stock to be Issued [Member]
Balance	$ 60,000	$ 20,000	$ 20,000
Issuance of common stock in satisfaction of officer's compensation
Issuance of common stock in satisfaction of officer's compensation, shares
Issuance of common stock to consultant in satisfaction of consulting fees
Issuance of common stock to consultant in satisfaction of consulting fees, shares
Common stock for services	20,000		40,000	$ 20,000
Issuance of Series L preferred stock in satisfaction of compensation due for consulting fees
Issuance of Series K preferred stock in satisfaction of services rendered as an officer
Net loss
Balance	80,000		60,000	20,000
Additional Paid in Capital [Member]
Balance	158,069,422	158,069,422	158,069,422	158,069,422
Issuance of common stock in satisfaction of officer's compensation
Issuance of common stock to consultant in satisfaction of consulting fees
Common stock for services
Issuance of Series L preferred stock in satisfaction of compensation due for consulting fees	50,000
Issuance of Series K preferred stock in satisfaction of services rendered as an officer	10,000
Net loss
Balance	158,129,422		158,069,422	158,069,422
Accumulated Deficit [Member]
Balance	(160,386,420)	(159,616,335)	(159,616,335)	(159,098,151)
Issuance of common stock in satisfaction of officer's compensation
Issuance of common stock to consultant in satisfaction of consulting fees
Common stock for services
Issuance of Series L preferred stock in satisfaction of compensation due for consulting fees
Issuance of Series K preferred stock in satisfaction of services rendered as an officer
Net loss	(784,092)		(770,085)	(518,184)
Balance	(161,170,512)		(160,386,420)	(159,616,335)
Balance	(1,038,069)	(307,984)	(307,984)	200
Issuance of common stock in satisfaction of officer's compensation				90,000
Issuance of common stock to consultant in satisfaction of consulting fees				100,000
Common stock for services	20,000		40,000	20,000
Issuance of Series L preferred stock in satisfaction of compensation due for consulting fees	50,000
Issuance of Series K preferred stock in satisfaction of services rendered as an officer	10,000
Net loss	(784,092)	$ (722,068)	(770,085)	(518,184)
Balance	$ (1,742,161)		$ (1,038,069)	$ (307,984)